Fair Value Measurement - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Gain (Loss) on Disposal	¥ 167,722	$ 25,705
Sales Growth Rate [Member]
Sensitivity analysis of the investment in equity investment increase in sales growth rate	0.50%	0.50%
Percent of increase in fair value investment	8.10%	8.10%
Sensitivity analysis of the investment in equity investment decrease in sales growth rate	0.50%	0.50%
Percent of decrease in fair value investment	7.70%	7.70%
Sensitivity analysis of the disposals of investment in equity investment increase in sales growth rate	0.50%	0.50%
Percent of increase in disposals of fair value investment	4.60%	4.60%
Sensitivity analysis of the disposals of investment in equity investment decrease in sales growth rate	0.50%	0.50%
Percent of decrease in disposals of fair value investment	6.10%	6.10%
Weighted average cost of capital [member]
Percent of increase in fair value investment	6.30%	6.30%
Percent of decrease in fair value investment	5.60%	5.60%
Sensitivity analysis of the investment in equity investment increase in weighted average cost of capital	0.50%	0.50%
Sensitivity analysis of the investment in equity investment decrease in weighted average cost of capital	0.50%	0.50%
Sensitivity analysis of the disposals of investment in equity investment increase in sales growth rate	0.50%	0.50%
Percent of increase in disposals of fair value investment	0.90%	0.90%
Sensitivity analysis of the disposals of investment in equity investment decrease in sales growth rate	0.50%	0.50%
Percent of decrease in disposals of fair value investment	1.40%	1.40%
EBIT Margin [member]
Percent of increase in fair value investment	7.40%	7.40%
Percent of decrease in fair value investment	7.20%	7.20%
Sensitivity analysis of the investment in equity investment increase in weighted average cost of capital	5.00%	5.00%
Sensitivity analysis of the disposals of investment in equity investment increase in sales growth rate	5.00%	5.00%
Percent of increase in disposals of fair value investment	0.90%	0.90%
Percent of decrease in disposals of fair value investment	1.40%	1.40%
Sensitivity Analysis Of The Investment In Equity Investment Increase In EBIT Margin	0.05	0.05
Sensitivity Analysis Of The Investment In Equity Investment Decrease In EBIT Margin	0.05	0.05
IPO Probability [member]
Percent of increase in fair value investment	1.80%	1.80%
Percent of decrease in fair value investment	1.80%	1.80%
Sensitivity Analysis Of The Investment In Equity Investment Increase In EBIT Margin	0.05	0.05
Sensitivity Analysis Of The Investment In Equity Investment Decrease In EBIT Margin	0.05	0.05
Volatility [member]
Percent of increase in fair value investment	0.30%	0.30%
Percent of decrease in fair value investment	0.30%	0.30%
Sensitivity Analysis Of The Investment In Equity Investment Increase In EBIT Margin	0.05	0.05
Sensitivity Analysis Of The Investment In Equity Investment Decrease In EBIT Margin	0.05	0.05